Equity (Details)	1 Months Ended
Jul. 20, 2016 $ / shares
Affiliates [Member]
Current stock price	$ 7.66
Non-Affiliates [Member]
Current stock price	9.01
12.50 Merger Warrants [Member] | Affiliates [Member]
Current stock price	7.66
Exercise price	$ 12.50
Risk-free rate	1.27%
Expected term (in years)	7 years
Expected volatility	20.00%
Expected dividend yield	0.00%
12.50 Merger Warrants [Member] | Non-Affiliates [Member]
Current stock price	$ 9.01
Exercise price	$ 12.50
Risk-free rate	1.27%
Expected term (in years)	7 years
Expected volatility	20.00%
Expected dividend yield	0.00%
11.50 Merger Warrants [Member] | Affiliates [Member]
Current stock price	$ 7.66
Exercise price	$ 11.50
Risk-free rate	1.15%
Expected term (in years)	5 years
Expected volatility	20.00%
Expected dividend yield	0.00%
11.50 Merger Warrants [Member] | Non-Affiliates [Member]
Current stock price	$ 9.01
Exercise price	$ 11.50
Risk-free rate	1.15%
Expected term (in years)	5 years
Expected volatility	20.00%
Expected dividend yield	0.00%